Allowance for Loan Losses (Details 9) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pass [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	$ 337,312	$ 293,815
Pass [Member] | Commercial And Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	17,807	17,397
Pass [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	86,548	67,597
Pass [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	22,692	12,787
Pass [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	11,041	2,322
Pass [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	10,258	5,147
Pass [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	39,490	36,827
Pass [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	128,902	132,636
Pass [Member] | Residential Portfolio Segment [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	2,423	1,472
Pass [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	878	192
Pass [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	13,893	13,113
Pass [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	3,380	4,325
Special Mention [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	3,488	1,958
Special Mention [Member] | Commercial And Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	310	0
Special Mention [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	3,075	1,663
Special Mention [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Special Mention [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Special Mention [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	82	102
Special Mention [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	21	120
Special Mention [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Special Mention [Member] | Residential Portfolio Segment [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Special Mention [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Special Mention [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	73
Special Mention [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Substandard [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	4,081	13,656
Substandard [Member] | Commercial And Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	18
Substandard [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	2,677	5,983
Substandard [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	3,699
Substandard [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	41	0
Substandard [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	299	1,577
Substandard [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	967	2,370
Substandard [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Substandard [Member] | Residential Portfolio Segment [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Substandard [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Substandard [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	97	9
Substandard [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	20
Doubtful [Member] | Commercial And Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	20
Doubtful [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Residential Portfolio Segment [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	0	0
Doubtful [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Financing Receivable, Net	$ 0	$ 0